BLACKROCK INTERMEDIATE BOND PORTFOLIO II
BLACKROCK INTERMEDIATE GOVERNMENT BOND PORTFOLIO
BLACKROCK MANAGED INCOME PORTFOLIO
(the “Funds”)

Supplement Dated March 2, 2009
to the Service Shares Prospectus

This supplement to the prospectus is intended to provide clarification about certain expenses incurred by the Funds. The Annual Fund Operating Expenses table for each Fund in the prospectus includes both operating expenses as well as “Interest Expense” from investment transactions, both of which are required to be reported under Expenses and Fees. This supplement adds a new footnote explaining the reason for including Interest Expense and clarifies the net operating expenses after waivers and without Interest Expense.

The Prospectus is revised as set forth below.

BLACKROCK INTERMEDIATE BOND PORTFOLIO II

The Expenses and Fees section applicable to the BlackRock Intermediate Bond Portfolio II is deleted and replaced with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the Intermediate Bond Portfolio II. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees	Service
(Fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses	Service
(Expenses that are deducted from Fund assets)	Shares

Management Fee	0.50%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.28%

Interest Expense[1]	0.18%

Acquired Fund Fees and Expenses[2]	—%

Total Annual Fund Operating Expenses	1.21%

Fee Waivers and Expense Reimbursements[3]	(0.13)%

Net Annual Fund Operating Expenses[3]	1.08%

1	Interest Expense is required to be reported as part of operating expenses of the Fund for accounting purposes. The Fund incurs Interest Expense when making certain investments, such as reverse repurchase agreements and/or dollar roll transactions to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments. The associated income or gain realized from such investments is not reflected in Expenses and Fees above.

2	Acquired Fund Fees and Expenses were less than 0.01% for the Fund’s last fiscal year.

3	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.90% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses (including all waivers/ reimbursements and excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) were as follows:

Annual Fund Operating Expenses	Service
(Expenses that are deducted from Fund assets)	Shares

Net Annual Fund Operating Expenses[3]	0.83%

See the “Management of the Funds” section for a discussion of these waivers and reimbursements.

BLACKROCK INTERMEDIATE GOVERNMENT BOND PORTFOLIO

The Expenses and Fees section applicable to the BlackRock Intermediate Government Bond Portfolio is deleted and replaced with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the Intermediate Government Bond Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees	Service
(Fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses	Service
(Expenses that are deducted from Fund assets)	Shares

Management Fee	0.50%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.20%

Interest Expense[1]	0.19%

Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses[2]	1.15%

Fee Waivers and Expense Reimbursements[3]	(0.05)%

Net Annual Fund Operating Expenses[3]	1.10%

1	Interest Expense is required to be reported as part of operating expenses of the Fund for accounting purposes. The Fund incurs Interest Expense when making certain investments, such as reverse repurchase agreements and/or dollar roll transactions to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments. The associated income or gain realized from such investments is not reflected in Expenses and Fees above.

2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s annual report, which does not include Acquired Fund Fees and Expenses.

3	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.90% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) were as follows:

Annual Fund Operating Expenses	Service
(Expenses that are deducted from Fund assets)	Shares

Net Annual Fund Operating Expenses[3]	0.88%

See the “Management of the Funds” section for a discussion of these waivers and reimbursements.

BLACKROCK MANAGED INCOME PORTFOLIO

The Expenses and Fees section applicable to the BlackRock Managed Income Portfolio is deleted and replaced with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the Managed Income Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees	Service
(Fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses	Service
(Expenses that are deducted from Fund assets)	Shares

Management Fee	0.50%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.21%

Interest Expense[1]	0.44%

Acquired Fund Fees and Expenses[2]	—%

Total Annual Fund Operating Expenses	1.40%

Fee Waivers and Expense Reimbursements[3]	(0.01)%

Net Annual Fund Operating Expenses[3]	1.39%

1	Interest Expense is required to be reported as part of operating expenses of the Fund for accounting purposes. The Fund incurs Interest Expense when making certain investments, such as reverse repurchase agreements and/or dollar roll transactions to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments. The associated income or gain realized from such investments is not reflected in Expenses and Fees above.

2	Acquired Fund Fees and Expenses were less than 0.01% for the Fund’s last fiscal year.

3	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.95% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) were as follows:

Annual Fund Operating Expenses	Service
(Expenses that are deducted from Fund assets)	Shares

Net Annual Fund Operating Expenses[3]	0.95%

See the “Management of the Funds” section for a discussion of these waivers and reimbursements.